Significant Accounting Judgments, Estimates and Assumptions Used in The Preparation of The Financial Statements	12 Months Ended
Dec. 31, 2020
Description of accounting policies and methods of computation followed in interim financial statements [text block] [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3:- SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities and expenses.

Discussed below are the key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

●	Determining the fair value of share-based compensation to employees and directors:

The fair value of share-based compensation to employees and directors is determined using acceptable option pricing models.

The assumptions used in the models include the expected volatility, expected life, expected dividend and risk-free interest rate.

●	Grants from the Israel Innovation Authority (“the IIA”):

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is certainty regarding the estimated future economic benefits, therefore the liability was recorded with respect to the IIA grants.

●	Discount rate for a lease liability: When the Company is unable to readily determine the discount rate implicit in a lease in order to measure the lease liability, the Company uses an incremental borrowing rate. That rate represents the rate of interest that the Company would have to pay to borrow over a similar term and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. When there are no financing transactions that can serve as a basis, the Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. In certain situations, the Company is assisted by an external valuation expert in determining the incremental borrowing rate.